Investor Report
Mercedes-Benz Auto Receivables Trust 2011-1
Collection Period Ended

Amounts in USD
31-Jul-2014
Dates
Interest Period of the Class A-1 and A-2 Notes (from... to)
Collection Period (from... to)
37
15-Aug-2014 Distribution Date
31-Jul-2014 1-Jul-2014
30/360 Days
Actual/360 Days
Collection Period No.
Determination Date
Interest Period of the Class A-3 and A-4 Notes (from... to)
13-Aug-2014
Record Date 14-Aug-2014
30
31 15-Aug-2014 15-Jul-2014
15-Aug-2014 15-Jul-2014
1-m Libor 0.152000%
Summary
Balance
Beginning Ending Principal
Payment
Principal per $1000
Face Amount
Initial Note
Factor Balance Balance
0.00 0.00 0.00 Class A-1 Notes 0.000000 495,000,000.00 0.000000
0.00 0.00 0.00 Class A-2 Notes 0.000000 469,000,000.00 0.000000
0.00 0.00 0.00 Class A-3 Notes 0.000000 451,000,000.00 0.000000
59,202,999.98 14,575,469.11 44,627,530.87 Class A-4 Notes 110.003540 132,500,000.00 0.336812
59,202,999.98
44,627,530.87
14,575,469.11
Total Note Balance
1,547,500,000.00
Yield Supplement Overcollateralization Amount
Adjusted Pool Balance
Overcollateralization
4,394,885.02
108,958,181.84
168,161,181.82
108,958,181.84
Pool Balance
173,019,824.88
157,980,597.73
1,691,640,220.36
1,638,468,899.86
53,171,320.50 4,858,643.06
153,585,712.71
90,968,899.86
Initial Overcollateralization Amount
Target Overcollateralization Amount
Current Overcollateralization Amount
Amount Percentage
108,958,181.84
6.65%
6.65%
90,968,899.86 5.55%
108,958,181.84
Interest Payment
Interest per Interest & Principal
Payment
Interest & Principal Payment
per $1000 Face Amount Interest Rate $1000 Face Amount
Class A-1 Notes 0.216670% 0.00 0.000000 0.00 0.000000
Class A-2 Notes 0.262000% 0.00 0.000000 0.00 0.000000
Class A-3 Notes 0.850000% 0.00 0.000000 0.00 0.000000
Class A-4 Notes 1.220000% 60,189.72 0.454262 14,635,658.83 110.457802
$14,635,658.83
Total
$60,189.72

Investor Report
Mercedes-Benz Auto Receivables Trust 2011-1
Collection Period Ended

Amounts in USD
31-Jul-2014
Net Liquidation Proceeds
Investment Earnings
Reserve Fund Draw Amount
Available Funds
Interest Collections
Purchase Amounts
Principal Collections
0.00
Advances made by the Servicer
Available Collections
15,632,762.26
Recoveries
0.00
14,940,035.43
15,632,762.26
787.82
177,974.31
513,964.70
0.00
0.00
(1) Total Servicing Fee
(2) Total Trustee Fees (max. $100,000 p.a.)
Nonrecoverable Advances to the Servicer 0.00
144,183.19
0.00
(3) Interest Distributable Amount Class A Notes
(4) Priority Principal Distributable Amount
60,189.72
0.00
(5) To Reserve Fund to reach the Reserve Fund Required Amount
(6) Regular Principal Distributable Amount
(7) Additional Servicing Fee and Transition Costs
0.00
14,575,469.11
0.00
(8) Total Trustee Fees [not previously paid under (2)] 0.00
(9) Excess Collections to Certificateholders 852,920.24
Total Distribution
15,632,762.26
Distributions
Available Funds
Distribution Detail
Paid Shortfall Due
0.00 144,183.19 144,183.19
Total Servicing Fee
Total Trustee Fee
0.00 0.00 0.00
60,189.72 60,189.72 0.00 Monthly Interest Distributable Amount
thereof on Class A-1 Notes 0.00 0.00 0.00
thereof on Class A-2 Notes 0.00 0.00 0.00
thereof on Class A-3 Notes 0.00 0.00 0.00
thereof on Class A-4 Notes 60,189.72 0.00 60,189.72
Interest Carryover Shortfall Amount 0.00 0.00 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
thereof on Class A-2 Notes 0.00 0.00 0.00
thereof on Class A-3 Notes 0.00 0.00 0.00
thereof on Class A-4 Notes 0.00 0.00 0.00
60,189.72 60,189.72 0.00
Interest Distributable Amount Class A Notes
Priority Principal Distributable Amount 0.00 0.00 0.00
Regular Principal Distributable Amount 14,575,469.11 0.00 14,575,469.11
Aggregate Principal Distributable Amount 14,575,469.11 14,575,469.11 0.00

Investor Report
Mercedes-Benz Auto Receivables Trust 2011-1
Collection Period Ended

Amounts in USD
31-Jul-2014
Reserve Fund and Investment Earnings
Investment Earnings
Net Investment Earnings on the Reserve Fund
Reserve Fund
Reserve Fund Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fund Amount - Ending Balance
4,096,172.25
0.00
0.00
4,096,172.25
Reserve Fund Required Amount
plus top up Reserve Fund up to the Required Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Draw Amount
0.00
Investment Earnings for the Collection Period
Net Investment Earnings on the Collection Account 0.00
0.00
0.00
0.00
0.00
4,096,172.25
Notice to Investors
Mercedes-Benz Financial Services USA LLC, as Servicer, has elected to exercise its option under Section 8.01 of the Sale and Servicing Agreement to purchase the Trust Estate
(other than the Accounts) immediately after giving effect to the monthly payment of principal and interest on August 15, 2014 (the "Redemption Date") and has deposited
$44,627,530.87 into the note payment account to redeem the balance of the Class A-4 Notes. Therefore, pursuant to Section 10.1 of the Indenture, the Notes will be redeemed on the
Redemption Date.

Investor Report
Mercedes-Benz Auto Receivables Trust 2011-1
Collection Period Ended

Amounts in USD
31-Jul-2014
Pool Statistics
Pool Data
91-120 Days Delinquent
61-90 Days Delinquent
3,479,897.00
1,691,640,220.36
31-60 Days Delinquent
1,674,983.04
125,808.66
134
35
13
1.06%
0.23%
0.08%
3.57%
18.62
46.76
370,774.53
Current
-77,454.07
98.63%
Cutoff Date Pool Balance
Amount Number of Receivables
Pool Balance beginning of Collection Period 173,019,824.88
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchase Amounts
Principal Gross Losses
Pool Balance end of Collection Period
Weighted Average APR
4,267,012.35
0.00
99,191.72
157,980,597.73 17,105
17,978
Weighted Average Number of Remaining Payments
Weighted Average Seasoning (months)
Delinquency Profile *
As of Cutoff Date Current
Amount Number of Receivables Percentage
Total
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
157,980,597.73 17,105 100.00%
Losses
Principal Gross Losses
Current
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Net Losses
Cumulative Principal Net Losses
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance
99,191.72
219.38
176,426.41
0.206%
62,088
155,809,031.50 16,923
10,673,023.08
3.62%
45.89
Pool Factor 9.34%
13.28